DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS	12 Months Ended
Dec. 31, 2024
Derivative Warrants Liabilities And Prefunded Warrants [Abstract]
DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS
NOTE 16 -	DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS

A.
From time to time the Company entered into a non-brokered private placement offering transactions or settlement agreements under which the Company issued units that consist of common shares and warrants which are exercisable into common shares over a limited period of the time at an exercise price which is denominated in foreign currency and/or as the warrants might be exercisable to variable number of shares due to cashless exercise mechanism. As a result of the above, the warrants are accounted for as a derivative warrants liability which is measured at fair value through profits and losses.

At the initial date and subsequently, the fair value of the warrants is estimated by management using the assistance of external appraiser based on Black and Scholes option pricing model, when unrealized gains or losses are included in finance income (expense), respectively, until expiration or exercise of the warrants.

The following table summarizes the observable inputs used in the valuation of the derivative warrants liabilities as of December 31, 2024 and 2023:

	December 31, 2024			December 31, 2023
	Series 2024	Series 2023	Series 2021	Series 2023	Series 2021

Share price (in CAD)	3.25	3.25	3.25	2.88	2.88
Exercise price (in CAD)	4.32	12.95	62.14	12.95	62.14
Expected volatility (%)	72.2%	75.7%	75.7%	48.43%	48.43%
Risk-free interest rate (%)	2.93%	4.21%	4.21%	4.12%	4.12%
Dividend yield (%)	-	-	-	-	-
Expected term (years)	1.882	1.356	1.356	2.342	2.342

Number of warrants	742,517	818,818	49,058	961,602	49,058
Fair value per warrant (in CAD)	1.06	0.14	0.00	0.006	0.00

The following tabular presentation reflects the reconciliation of the total fair value of derivative warrants liabilities during the reported periods:

	Series 2024	Series 2023	Series 2021	Total

Balances at January 1, 2022	$-	$-	$6,022	$6,022
Changes in fair value	-	-	(6,014)	(6,014)
Balances at December 31, 2022	-	-	8	8
Issued (see Notes 18B5-18B6 below)	-	7,253	-	7,253
Changes in fair value	-	(7,215)	(8)	(7,223)
Balances at December 31, 2023	-	38	-	38
Issued (see Note 18B7 below)	1,154	-	-	1,154
Changes in fair value	(367)	62	-	(305)
Balances at December 31, 2024	$787	$100	$-	$887

For more information regarding the prefunded warrants granted to the Company's Chief Executive Officer, Chairman of the Board and the main shareholder, see also Note 18B8 below.